Net Income per Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income attributable to Sogou Inc.	$ 98,781	$ 82,200	$ 56,112
Less: Dividends attributable to preferred shareholders	0	24,388	28,092
Net income attributable to ordinary shareholders	98,781	57,812	28,020
Numerator for net income per ordinary share-basic	98,781	57,812	28,020
Reversal of preferred share dividends	0	1,042	1,200
Numerator for net income per ordinary share-diluted	$ 98,781	$ 58,854	$ 29,220
Denominator
Weighted average number of ordinary shares outstanding-basic	388,731	257,173	236,167
Incremental shares from if-converted method	0	27,704	32,000
Incremental shares from treasury stock method	7,167	2,428	2,076
Weighted average number of ordinary shares outstanding-diluted	395,898	287,305	270,243
Net income per ordinary share-basic	$ 0.25	$ 0.22	$ 0.12
Net income per ordinary share-diluted	$ 0.25	$ 0.20	$ 0.11